Unaudited Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

(amounts in thousands)	(Unaudited) 2016 Quarter Ended				(Unaudited) 2015 Quarter Ended
	First Quarter(1)	Second Quarter	Third Quarter	Fourth Quarter	First Quarter(2)	Second Quarter(2)	Third Quarter(2)	Fourth Quarter(2)
Revenues	$10,244	$17,374	$23,938	$26,846	$12,270	$12,781	$15,182	$22,017
Operating loss (1)(2)	(51,192)	(19,204)	(16,244)	(14,091)	(48,399)	(135,856)	(16,255)	(291,137)

Net loss	(58,260)	(24,748)	(21,273)	(20,557)	(52,065)	(138,645)	(18,052)	(302,036)

Basic loss per share	$(1.96)	$(0.48)	$(0.30)	$(0.29)	$(3.60)	$(8.50)	$(0.66)	$(11.02)

Diluted loss per share	$(1.96)	$(0.48)	$(0.30)	$(0.29)	$(3.60)	$(8.50)	$(0.66)	$(11.02)

Basic weighted average common shares outstanding	29,794	51,305	71,575	71,672	14,455	16,303	27,277	27,399
Diluted weighted average common shares outstanding	29,794	51,305	71,575	71,672	14,455	16,303	27,277	27,399